Note 6 - Warrants	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Warrants [Text Block]

6.   WARRANTS

As of June 30, 2022, there were public warrants outstanding to purchase an aggregate of 6,325,000 shares of common stock and private warrants outstanding to purchase an aggregate of 556,313 shares of common stock.

Each public warrant entitles the holder thereof to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. No public warrants will be exercisable for cash unless we have an effective and current registration statement covering the issuance of the shares of common stock issuable upon exercise of the public warrants and a current prospectus relating to such shares of common stock.

We may call the public warrants for redemption, in whole and not in part, at a price of $0.01 per warrant;

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if, and only if, the reported last sale price of the common stock equals or exceeds $21.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third trading business day prior to the notice of redemption to holders of the public warrants, and

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if, and only if, there is a current registration statement in effect with respect to the issuance of the shares of Common Stock underlying such Public Warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption

•	at any time while the public warrants are exercisable

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder

The private warrants are substantially similar to the public warrants except such private warrants;

•	are exercisable for cash or on a cashless basis, at the holder’s option

•	cannot be redeemed by us, so long as they are still held by the initial purchasers or their affiliates.

•	The redemption price is to be calculated as the 10-day average trading price ending one trading business day prior to the notice of redemption.

In no event will the Company be required to net cash settle either the public or the private warrants.

The exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or a recapitalization, reorganization, merger or consolidation.

Further, there were assumed warrants outstanding to purchase an aggregate of 126,268 shares of common stock. These warrants were classified as equity as of June 30, 2022, and December 31, 2021. The fair value of these warrants on the date of issuance was $1,279,182.

In connection with the Offering, the Company issued Pre-Funded Warrants exercisable for 5,066,600 shares of common stock. Total proceeds from the sale of Units including the Pre-Funded Warrants were approximately $19.0 million and the Pre-Funded Warrants are exercisable into one share of common stock at an exercise price of $0.0001 per share at any time after issuance. Additionally, in connection with the Offering, the Company issued Investor Warrants exercisable for 6,900,000 shares of common stock with an exercise price of $4.125 per share of common stock any time after issuance. The Investor Warrants expire on June 1, 2026. No Investor Warrants were exercised during the six months ended June 30, 2022. The Company has determined that as the Pre-Funded Warrants and Investor Warrants were issued at fair value in a public offering of Units with no debt funding included in the offering, the Pre-Funded Warrants and Investor Warrants should be classified as equity.